Others - Financial instruments, schedule of financial instruments by category (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial assets	$ 183,691	$ 180,567
Total lease liabilities	644	683
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	27	419
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	13,457	12,903
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	125,621	125,976
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	36,400	36,300
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	5,955	7,567
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	423	358
Non-current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	15,122	10,173
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 170	$ 193